Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Accounts Receivable

		June 30	December 31

(in thousands)	Note	2022	2021
Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$525	$1,716
Trade receivables from sales of cobalt	6	12,632	9,488
Other accounts receivable		393	373

Total accounts receivable		$13,550	$11,577